Note 7 - Long-term Debt	9 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

NOTE 7: LONG-TERM DEBT

Long-term debt consisted of the following as of December 31, 2022 and March 31, 2022. All of the long-term debt (a – e) in the chart below was repaid prior to the Merger on September 7, 2022. For a full description of the debt, see the Ecoark Holdings SEC Form 10-K filed on July 7, 2022.

	December 31,	March 31,
	2022	2022
	(unaudited)

Note payable – Alliance Bank (a)	$-	$236,755
Commercial loan – Firstar Bank (b)	-	245,217
Auto loan 1 – Firstar Bank (c)	-	16,839
Auto loan 4 – Ally Bank (d)	-	23,012
Tractor loan 6 – Tab Bank (e)	-	118,332
Total long-term debt	-	640,155
Less: current portion	-	(572,644)
Long-term debt, net of current portion	$-	$67,511

Interest expense on long-term debt during the nine months ended December 31, 2022 and 2021 are $15,424 and $65,248, respectively.

FPA entered into a Payroll Protection Plan (PPP) loan with Bank of America and an EIDL loan with the Small Business Administration dated May 4, 2020 and June 23, 2020, respectively in the amounts of $111,971 and $150,000, respectively.

These loans are reflected in current and long-term liabilities held for sale as of December 31, 2022.